Investments in Subsidiaries - Subsidiary having Non-controlling Interests that are Material to the Group (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)		Dec. 31, 2016 CNY (¥)		Dec. 31, 2018 CNY (¥)	Jan. 01, 2017 CNY (¥)	[1]
Disclosure of subsidiaries [line items]
Accumulated balances of material NCI	$ 411,310		¥ 2,627,617	[1]			¥ 2,751,705	¥ 2,317,982
Profit allocated to material NCI	$ 41,722	¥ 279,134	¥ 431,047	[1]	¥ 210,785	[1]
Guangxi Yuchai Machinery Company Lmited [member]
Disclosure of subsidiaries [line items]
Proportion of equity interest held by NCI	23.60%	23.60%	23.60%		23.60%
Accumulated balances of material NCI	$ 382,153		¥ 2,433,117				¥ 2,556,644
Profit allocated to material NCI	37,726	¥ 252,394	270,452		¥ 212,927
Dividends paid to material NCI	$ 20,314	¥ 135,905	¥ 98,941		¥ 83,677

[1]	Restated